UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)

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                    11111 Santa Monica Boulevard, Suite 1500
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2009

CAUSEWAY EMERGING MARKETS FUND                           NUMBER OF SHARES    VALUE
------------------------------                           ----------------   ------
COMMON STOCK
   BRAZIL -- 9.1%
   Brasil Telecom SA ADR                                         5,900      $  116
   Centrais Eletricas Brasileiras SA                            22,800         332
   Cia de Saneamento Basico do Estado de Sao Paulo ADR          10,200         306
   Itau Unibanco Banco Multiplo SA ADR                           8,050         127
   Petroleo Brasileiro SA ADR                                   27,900         995
   Souza Cruz SA                                                12,700         364
   Tele Norte Leste Participacoes SA ADR                        11,100         165
   Vale SA, Class B ADR                                         27,800         490
                                                                            ------
                                                                             2,895
                                                                            ------
CHINA -- 17.2%
   Bank of China Ltd.                                        1,749,000         828
   Chaoda Modern Agriculture                                   253,398         148
   China Agri-Industries Holdings Ltd.                         280,000         174
   China Construction Bank Corp., Class H                    1,071,000         825
   China Life Insurance Co. Ltd. ADR                             1,200          67
   China Mobile Ltd. ADR                                         9,800         491
   China Petroleum & Chemical Corp. ADR                          7,400         561
   CNOOC Ltd. ADR                                                3,100         381
   Dongfeng Motor Group Co. Ltd., Class H                      490,000         411
   FerroChina Ltd.(2)                                          258,000          --
   Industrial & Commercial Bank of China                       215,000         149
   Netease.com ADR(1)                                            3,400         120
   PetroChina Co. Ltd. ADR                                         900          99
   Shanda Interactive Entertainment Ltd. ADR(1)                  6,300         329
   Shenzhen Investment Ltd.                                    608,000         252
   Sohu.com Inc.(1)                                              2,000         126
   Want Want China Holdings Ltd.                               397,000         224
   Yanzhou Coal Mining Co. Ltd. ADR                             22,900         315
                                                                            ------
                                                                             5,500
                                                                            ------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2009

CAUSEWAY EMERGING MARKETS FUND                           NUMBER OF SHARES    VALUE
------------------------------                           ----------------   ------
HONG KONG -- 2.5%
   Agile Property Holdings Ltd.                                318,000      $  453
   Beijing Enterprises Holdings Ltd.                            40,000         199
   Shougang Concord International Enterprises Co. Ltd.         560,000          93
   Shui On Land Ltd.                                            89,000          61
                                                                            ------
                                                                               806
                                                                            ------

HUNGARY -- 0.7%
   OTP Bank Nyrt                                                12,386         224
                                                                            ------
INDIA -- 7.0%
   Bank of India                                                55,708         410
   ICICI Bank Ltd. ADR                                           4,000         118
   IDBI Bank Ltd.                                               84,300         194
   Infosys Technologies Ltd. ADR                                 1,800          66
   NTPC Ltd.                                                    50,999         208
   Oil & Natural Gas Corp. Ltd.                                 25,439         568
   Reliance Industries Ltd.(1)                                   4,454         188
   Sesa GOA Ltd.                                                73,296         279
   Tata Steel Ltd.                                              23,131         189
                                                                            ------
                                                                             2,220
                                                                            ------
INDONESIA -- 1.8%
   Bank Mandiri Persero                                        763,500         237
   Bumi Resources Tbk PT                                     1,871,500         338
                                                                            ------
                                                                               575
                                                                            ------
ISRAEL -- 4.5%
   Bank Leumi Le-Israel BM                                      42,812         112
   Bezeq Israeli Telecommunication Corp. Ltd.                  113,233         209
   Cellcom Israel Ltd. ADR                                          37           1
   Check Point Software Technologies Ltd.(1)                     8,300         195
   Check Point Software Technologies(1)                          6,300         148
   Teva Pharmaceutical Industries Ltd. ADR                      15,624         771
                                                                            ------
                                                                             1,436
                                                                            ------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2009

CAUSEWAY EMERGING MARKETS FUND                           NUMBER OF SHARES    VALUE
------------------------------                           ----------------   ------
MALAYSIA -- 2.3%
   Affin Holdings Bhd                                          234,100      $  112
   Digi.Co. Bhd                                                    100           1
   KNM Group Bhd                                                    25          --
   Sime Darby Bhd                                               88,000         174
   Telekom Malaysia Bhd                                        220,700         184
   Tenaga Nasional Bhd                                         120,300         261
                                                                            ------
                                                                               732
                                                                            ------
MEXICO -- 3.0%
   America Movil SAB de CV ADR, Class L                          6,000         232
   Cemex SAB de CV ADR(1)                                       19,552         183
   Grupo Financiero Banorte SAB de CV, Class O                  70,000         170
   Grupo Mexico SAB de CV, Class B                             345,371         377
                                                                            ------
                                                                               962
                                                                            ------
POLAND -- 2.4%
   KGHM Polska Miedz SA                                         22,456         578
   Polski Koncern Naftowy Orlen SA                              20,629         172
                                                                            ------
                                                                               750
                                                                            ------
RUSSIA -- 4.7%
   Evraz Group SA GDR                                            6,750         128
   LUKOIL ADR                                                    9,350         416
   Mechel ADR                                                   25,400         212
   Mobile Telesystems ADR                                        2,500          92
   OAO Gazprom                                                  36,629         191
   OAO Gazprom ADR                                              14,300         290
   Sistema GDR                                                  14,082         171
                                                                            ------
                                                                             1,500
                                                                            ------
SOUTH AFRICA -- 7.6%
   ABSA Group Ltd.                                              12,969         185
   British American Tobacco PLC                                  1,188          33

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2009

CAUSEWAY EMERGING MARKETS FUND                           NUMBER OF SHARES    VALUE
------------------------------                           ----------------   ------
SOUTH AFRICA - (CONTINUED)
   Foschini Ltd.                                                13,826      $   90
   Gold Fields Ltd. ADR                                         15,500         187
   Metropolitan Holdings Ltd.                                  135,184         204
   MTN Group Ltd.                                               36,875         567
   Reinet Investments SCA(1)                                     1,863           3
   Remgro Ltd.                                                  43,032         414
   Sasol Ltd. ADR                                                  100           4
   Shoprite Holdings Ltd.                                       64,957         464
   Telkom SA Ltd.                                               56,602         279
                                                                            ------
                                                                             2,430
                                                                            ------
SOUTH KOREA -- 12.8%
   AtlasBX Co. Ltd.                                              9,659         124
   Busan Bank                                                   28,164         192
   Global & Yuasa Battery Co. Ltd.                               5,400         112
   Hana Financial Group Inc.                                     6,120         131
   Honam Petrochemical Corp.                                     2,492         149
   Hyundai Heavy Industries                                      1,212         180
   Hyundai Mipo Dockyard                                         2,077         205
   Hyundai Mobis                                                 1,336         117
   Industrial Bank of Korea                                     22,820         195
   Korea Zinc Co. Ltd.                                           1,898         205
   KT&G Corp.                                                    2,913         165
   LG Chemical Ltd.                                              3,824         417
   LG Display Co. Ltd. ADR                                      12,500         156
   LG Telecom Ltd.                                              57,541         362
   POSCO ADR                                                     1,200          99
   Samsung Electronics Co. Ltd.                                  1,205         558
   SK Telecom Co. Ltd.                                             389          53
   S-Oil Corp.                                                   5,358         239
   STX Pan Ocean Co. Ltd.                                            1          --
   Woori Finance Holdings Co. Ltd.                              30,420         242

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2009

CAUSEWAY EMERGING MARKETS FUND                           NUMBER OF SHARES    VALUE
------------------------------                           ----------------   ------
SOUTH KOREA - (CONTINUED)
   Youngone Corp.(3)                                            21,020      $  189
                                                                            ------
                                                                             4,090
                                                                            ------
TAIWAN -- 11.9%
   Altek Corp.                                                 114,000         155
   Asia Optical Co. Inc.                                       107,000         183
   AU Optronics Corp. ADR                                       51,064         494
   Chang Hwa Commercial Bank                                   460,000         200
   China Development Financial Holding Corp.                   516,925         122
   Chunghwa Telecom Co. Ltd. ADR                                14,626         290
   Compal Electronics Inc.                                     528,536         427
   Gigabyte Technology Co. Ltd.                                341,000         198
   Great Wall Enterprise Co.                                       472           1
   Hung Sheng Construction Co. Ltd.                            711,000         299
   LEE Chang Yung Chemical Industry Corp.                          172          --
   Lite-On Technology Corp.                                    229,420         199
   Micro-Star International Co. Ltd.                           175,816         110
   Quanta Computer Inc.                                        206,000         331
   Taiwan Semiconductor Manufacturing Co. Ltd. ADR              39,107         368
   U-Ming Marine Transport Corp.                                80,000         155
   Unitech Printed Circuit Board Corp.                             205          --
   Universal Scientific Industrial Co. Ltd.                    397,242         141
   Wistron Corp.                                                71,000         117
                                                                            ------
                                                                             3,790
                                                                            ------
THAILAND -- 1.4%
   Krung Thai Bank                                             466,100         119
   PTT Aromatics & Refining                                         36          --
   Thoresen Thai Agencies                                      509,620         328
                                                                            ------
                                                                               447
                                                                            ------
TURKEY -- 2.0%
   Dogan Sirketler Grubu Holdings                              387,183         279
   KOC Holding AS                                               86,233         147

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2009

CAUSEWAY EMERGING MARKETS FUND                           NUMBER OF SHARES    VALUE
------------------------------                           ----------------   ------
TURKEY - (CONTINUED)
   Turk Hava Yollari                                           129,930      $  195
                                                                            ------
                                                                               621
                                                                            ------
TOTAL COMMON STOCK
   (COST $32,888) -- 90.9%                                                  28,978
                                                                            ------
PREFERRED STOCK
BRAZIL -- 3.5%
   Centrais Eletricas Brasileiras SA                             9,100         118
   Cia Energetica de Minas Gerais                               11,125         150
   Eletropaulo Metropolitana Eletricidade
      de Sao Paulo SA                                           22,129         389
   Investimentos Itau SA                                        43,756         193
   Telemar Norte Leste SA                                        9,709         269
                                                                            ------
                                                                             1,119
                                                                            ------
SOUTH KOREA -- 1.0%
   Hyundai Motor Co.                                            12,820         303
                                                                            ------
TOTAL PREFERRED STOCK
   (COST $1,713) -- 4.5%                                                     1,422
                                                                            ------
EXCHANGE TRADED FUNDS
UNITED STATES -- 3.1%
   iShares MSCI Emerging Markets Index Fund                     15,300         493
   Vanguard Emerging Markets Fund                               16,000         509
                                                                            ------
                                                                             1,002
                                                                            ------
TOTAL EXCHANGE TRADED FUNDS
   (COST $882) -- 3.1%                                                       1,002
                                                                            ------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2009

CAUSEWAY EMERGING MARKETS FUND                           NUMBER OF SHARES    VALUE
------------------------------                           ----------------   -------
SHORT-TERM INVESTMENT
   Dreyfus Treasury Prime Cash Management, 0.010%**            452,497      $   452
                                                                            -------
TOTAL SHORT-TERM INVESTMENT
   (COST $452) -- 1.4%                                                          452
                                                                            -------
TOTAL INVESTMENTS -- 99.9%
   (COST $35,935)                                                            31,854
                                                                            -------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                     42
                                                                            -------
NET ASSETS -- 100.0%                                                        $31,896
                                                                            =======


*    Except for share data.

**   The rate shown represents the 7-day effective yield as of June 30, 2009.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

MSCI Morgan Stanley Capital International

(1)  Non-income producing security.

(2)  Security fair valued at zero due to company's insolvency.

(3) Security fair valued using methods determined in good faith by the fair value committee of the Board of Trustees.

Amounts designated as "--" are $0 or are rounded to $0.

At June 30, 2009, the tax basis cost of the Fund's investments was $35,935 and the unrealized appreciation and depreciation were $3,361 and $(7,442), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

Investments in Securities         Level 1   Level 2+   Level 3    Total
-------------------------         -------   --------   -------   ------
Common Stock                      $ 9,547    $19,431     $--     $28,978
Preferred Stock                     1,119        303      --       1,422
Exchange Traded Funds               1,002         --      --       1,002
Short-Term Investment                 452         --      --         452
                                  -------    -------     ---     -------
Total Investments in Securities   $12,120    $19,734     $--     $31,854
                                  =======    =======     ===     =======

+ Represents securities trading primarily outside the United States the values of which were adjusted as a result of significant market movements following the close of local trading.

CCM-QH-002-0500

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Causeway Capital Management Trust


By (Signature and Title)*               /s/ Turner Swan
                                        ----------------------------------------
                                        Turner Swan, President

Date: August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Turner Swan
                                        ----------------------------------------
                                        Turner Swan, President

Date: August 17, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Treasurer

Date: August 17, 2009

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*    Print the name and title of each signing officer under his or her signature.